UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-01434

Lincoln National Variable Annuity Fund A

(Exact name of registrant as specified in charter)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Address of principal executive offices)

Dennis L. Schoff, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and address of Agent for Service)

Copy to:

Colleen E. Tonn, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801

Jeffrey S. Puretz, Esquire
Dechert LLP
1775 Eye Street, N.W.
Washington, DC 20006

Registrant’s telephone number, including area code: 260-455-2000

Date of fiscal year-end: December 31

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments

Schedule of Investments (Unaudited)

Lincoln National Variable Annuity Fund A

March 31, 2005

	Number of	Fair
	Shares	Value
Common Stock– 98.90%
Basic Materials – 3.62%
Alcoa	12,000	$364,680
Dow Chemical	9,300	463,605
duPont (E.I.) deNemours	8,300	425,292
Freeport-McMoRan Copper & Gold Class B	6,300	249,543
International Paper	7,900	290,641
Lubrizol	5,400	219,456
Masco	6,700	232,289
PPG Industries	2,900	207,408
Weyerhaeuser	5,400	369,900

		2,822,814

Business Services – 0.74%
Deluxe	5,300	211,258
Waste Management	12,700	366,395

		577,653

Capital Goods – 8.60%
3M	4,800	411,312
Caterpillar	4,200	384,048
Cummins	3,800	267,330
General Electric	69,000	2,488,140
Goodrich	8,100	310,149
Honeywell International	10,600	394,426
Johnson Controls	6,400	356,864
Northrop Grumman	6,100	329,278
PACCAR	6,300	456,057
Rockwell Automation	6,400	362,496
Textron	3,300	246,246
Tyco International	6,100	206,180
United Technologies	4,900	498,134

		6,710,660

Communication Services – 1.43%
CenturyTel	9,600	315,264
SBC Communications	20,600	488,014
Verizon Communications	8,700	308,850

		1,112,128

Consumer Discretionary – 4.90%
Best Buy	8,200	442,882
†Coach	7,200	407,736
Federated Department Stores	4,700	299,108
Gap	16,300	355,992
Home Depot	25,300	967,472
Limited Brands	3,600	87,480
NIKE	4,300	358,233
RadioShack	10,400	254,800
Wal-Mart Stores	13,000	651,430

		3,825,133

Consumer Services – 2.23%
Cendant	14,300	293,722
Marriott International Class A	6,700	447,962
McDonald’s	16,300	507,582
†MGM MIRAGE	700	49,574
Yum Brands	8,500	440,385

		1,739,225

Consumer Staples – 7.79%
Altria Group	16,800	1,098,552
Anheuser-Busch	5,400	255,906
Clorox	3,400	214,166
Coca-Cola	7,700	320,859
CVS	6,500	342,030
Fortune Brands	7,100	572,473

	Number of	Fair
	Shares	Value
Gillette	8,700	439,176
Kellogg	5,600	242,312
Kimberly-Clark	7,900	519,267
PepsiCo	20,300	1,076,509
Procter & Gamble	13,500	715,500
Tyson Foods Class A	16,600	276,888

		6,073,638

Credit Cyclicals – 1.09%
General Motors	6,900	202,791
KB HOME	5,500	646,030

		848,821

Energy – 8.42%
ChevronTexaco	18,700	1,090,397
ConocoPhillips	5,300	571,552
Devon Energy	7,100	339,025
ENSCO International	7,400	278,684
Exxon Mobil	49,800	2,968,080
†Nabors Industries	5,200	307,528
†National-Oilwell	7,500	350,250
Occidental Petroleum	5,200	370,084
Tidewater	7,600	295,336

		6,570,936

Finance – 21.67%
Allstate	8,400	454,104
American Express	4,400	226,028
American International Group	15,300	847,773
Bank of America	30,300	1,336,230
Berkley (W.R.)	5,500	272,800
Capital One Financial	2,600	194,402
CIGNA	4,000	357,200
CIT Group	10,000	380,000
Citigroup	46,200	2,076,228
Countrywide Financial	16,900	548,574
Everest Re Group	3,100	263,841
Freddie Mac	12,400	783,680
Goldman Sachs Group	2,100	230,979
J.P. Morgan Chase	31,900	1,103,740
Lehman Brothers Holdings	4,100	386,056
MBNA	29,900	734,045
Mellon Financial	20,000	570,800
Merrill Lynch	10,000	566,000
MetLife	8,900	347,990
Morgan Stanley	18,600	1,064,850
North Fork Bancorporation	8,500	235,790
PMI Group	9,300	353,493
PNC Financial Services Group	7,700	396,396
Prudential Financial	7,700	441,980
UnitedHealth Group	6,700	639,046
U.S. Bancorp	32,200	928,004
Washington Mutual	6,000	237,000
†Wellpoint Health Networks	4,900	614,215
Wells Fargo	5,200	310,960

		16,902,204

Healthcare – 13.13%
Abbott Laboratories	11,400	531,468
†Amgen	13,400	780,014
Beckman Coulter	5,500	365,475
Becton, Dickinson	6,300	368,046
Biomet	7,100	257,730
Bristol-Myers Squibb	11,100	282,606
†Express Scripts Class A	4,200	366,198
†Genentech	6,300	356,643
†Gilead Sciences	8,800	315,040
GlaxoSmithKline ADR	4,600	211,232
Guidant	6,500	480,350
Johnson & Johnson	25,400	1,705,864
Lilly (Eli)	2,100	109,410
†MedImmune	9,500	226,195
Medtronic	7,400	377,030
Merck	18,400	595,608

	Number of	Fair
	Shares	Value
Pfizer	64,000	1,681,280
Quest Diagnostics	2,600	273,338
Wyeth	17,300	729,714
†Zimmer Holdings	2,900	225,649

		10,238,890

Media – 4.50%
Clear Channel Communications	9,300	320,571
†Comcast Class A	9,900	334,422
†Comcast Special Class A	6,500	217,100
Disney (Walt)	20,900	600,457
Knight-Ridder	3,000	201,750
†Time Warner	58,100	1,019,655
Viacom Class B	23,400	815,022

		3,508,977

Real Estate – 1.03%
Equity Office Properties Trust	10,800	325,404
Mills	4,000	211,600
ProLogis	7,200	267,120

		804,124

Technology – 16.65%
Adobe Systems	10,100	678,417
†Applied Materials	27,500	446,875
†Cisco Systems	60,500	1,082,345
Computer Associates International	36	976
†Dell	23,000	883,660
†DST Systems	5,500	253,990
†eBay	5,600	208,656
†Electronic Arts	6,200	321,036
†EMC	32,100	395,472
Hewlett-Packard	18,900	414,666
Intel	63,000	1,463,490
†InterActiveCorp	11,900	265,013
International Business Machines	7,600	694,488
†Intuit	5,300	231,981
†Juniper Networks	10,700	236,042
†Lexmark International Class A	6,400	511,808
Linear Technology	6,900	264,339
Microsoft	66,000	1,595,220
Motorola	13,300	199,101
National Semiconductor	13,900	286,479
†NEXTEL Communications Class A	17,000	483,140
Nokia ADR	14,300	220,649
†Oracle	25,300	315,744
QUALCOMM	15,700	575,405
†Sanmina-SCI	53,800	280,836
†Storage Technology	6,600	203,280
Texas Instruments	18,500	471,565

		12,984,673

Transportation – 0.36%
FedEx	3,000	281,850

		281,850

Utilities – 2.74%
Dominion Resources	3,200	238,176
Edison International	11,900	413,168
Exelon	11,700	536,913
ONEOK	8,800	271,216
PPL	4,800	259,152
TXU	5,300	422,039

		2,140,664

Total Common Stock (cost $58,064,419)		77,142,390

	Principal
	Amount
Commercial Paper– 0.58%
≠Steamboat Funding 2.84% 4/1/05	$455,000	455,000

Total Commercial Paper (cost $455,000)		455,000

Total Market Value of Securities – 99.48%
(cost $58,519,419)		77,597,390
Receivables and Other Assets Net of Liabilities (See Notes) – 0.52%		403,643

	Principal	Fair
	Amount	Value
Net Assets – 100.00%		$78,001,033

†Non-income producing security for the period ended March 31, 2005.
≠The interest rate shown is the effective yield as of the time of purchase.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln National Variable Annuity Fund A (the “Fund”).

Investments - Equity securities, except those traded on the Nasdaq Stock Market, Inc.(NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates fair value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Managers. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - Operations of the Fund form a part of, and are taxed with, operations of The Lincoln National Life Insurance Company, which is taxed as a “life insurance company” under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the investment income and gains on investments of the Fund. Accordingly, no provision for any such liability has been made.

Income - Dividends are recorded as earned on the ex-dividend date and interest is accrued as earned.

Annuity Reserves - Reserves on contracts not involving life contingencies are calculated using assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%. Reserves on contracts involving life contingencies are calculated using the Progressive Annuity Table with the age adjusted for persons born before 1900 or after 1919 and assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases from operations during the reporting period. Actual results could differ from those estimates.

Item 2. Controls and Procedures

     (a) The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

     (a) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln National Variable Annuity Fund A
(Registrant)

By:	/s/ Kelly D. Clevenger

Kelly D. Clevenger
President
(Signature and Title)

Date:	May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kelly D. Clevenger

Kelly D. Clevenger
President
(Signature and Title)

Date:	May 25, 2005

By:	/s/ Sheryl L. Sturgill

Sheryl L. Sturgill
Chief Accounting Officer
(Signature and Title)

Date:	May 25, 2005